Revenues - Detailed Information about Revenue (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenues [abstract]
Sales of goods and services	$ 435,558	$ 243,230	$ 194,782
Government incentives	14,469	18,552	22,640
Turnover tax	(14,207)	(8,969)	(7,322)
Revenues	$ 435,820	$ 252,813	$ 210,100